Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the“Pay Versus Performance Rules”), we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company. This disclosure has been prepared in accordance with the Pay Versus Performance Rules and does not necessarily reflect how the Compensation Committee evaluates compensation decisions. Because we are a “smaller reporting company” as defined under the U.S. federal securities laws, in accordance with the smaller reporting rules under Item 402(v) of Regulation S-K, the Company has provided the information required by Item 402(v) of Regulation S-K for two fiscal years and is not required to provide disclosure under Item 402(v)(2)(iv), (v)(5), (v)(2)(vi) or (v)(6).

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(4)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss) ($ in thousands)
2023	$243,000	$243,000	$124,201	$98,537	$33.33	$(2,690)
2022	$243,000	$243,000	$113,265	$72,081	$73.98	$(2,726)
(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023 and 2022.

Year(1)	PEO	Non-PEO NEOs
2023	Trung T. Doan	Christopher Lee
2022	Trung T. Doan	Christopher Lee
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Compensation of the Named Executive Officers and Directors – Executive Compensation – Summary Compensation Table” for additional information).
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Doan in accordance with the Pay Versus Performance Rules:

Year	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2023	$243,000	—	—	—	—	—	—	—	—	—	$243,000
2022	$243,000	—	—	—	—	—	—	—	—	—	$243,000

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Change in Pension Value	Average Pension Service Cost	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2023	$124,201	—	—	$(35,050)	$12,180	$(2,610)	$2,600	$(2,784)	—	—	$98,537
2022	$113,265	—	—	$(20,315)	$13,050	$(29,680)	$9,080	$(13,319)	—	—	$72,081

Relationship Between Financial Performance Measures

While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation and Cumulative Total Shareholder Return

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s cumulative total shareholder return (“TSR”) for the years ended August 31, 2023 and 2022.

Compensation and Net Income

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s net income for the years ended August 31, 2023 and 2022.

Named Executive Officers, Footnote	(1) The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023 and 2022.

Year(1)	PEO	Non-PEO NEOs
2023	Trung T. Doan	Christopher Lee
2022	Trung T. Doan	Christopher Lee

PEO Total Compensation Amount	$ 243,000	$ 243,000
PEO Actually Paid Compensation Amount	$ 243,000	243,000
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Doan in accordance with the Pay Versus Performance Rules:

Year	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2023	$243,000	—	—	—	—	—	—	—	—	—	$243,000
2022	$243,000	—	—	—	—	—	—	—	—	—	$243,000

Non-PEO NEO Average Total Compensation Amount	$ 124,201	113,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 98,537	72,081
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Change in Pension Value	Average Pension Service Cost	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2023	$124,201	—	—	$(35,050)	$12,180	$(2,610)	$2,600	$(2,784)	—	—	$98,537
2022	$113,265	—	—	$(20,315)	$13,050	$(29,680)	$9,080	$(13,319)	—	—	$72,081

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s cumulative total shareholder return (“TSR”) for the years ended August 31, 2023 and 2022.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s net income for the years ended August 31, 2023 and 2022.
Total Shareholder Return Amount	$ 33.33	73.98
Net Income (Loss)	$ (2,690,000)	$ (2,726,000)
PEO Name	Trung T. Doan	Trung T. Doan
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,050)	$ (20,315)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,180	13,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,610)	(29,680)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,600	9,080
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,784)	$ (13,319)